INCOME TAXES - Income Tax Receivable and Payable Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income tax payable	$ 22,792	$ 5,222
Non-current income tax payable	19,685	23,612
Current tax liabilities	$ 42,477	$ 28,834